Impairment of non-current assets (Tables)	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Schedule of Impairment of Non-current Assets for Cash Generating Unit by Class of Assets and by Reportable Segment

		2026
Cash generating unit	Segment	Property, plant and equipment	Goodwill and other intangibles	Equity- accounted investment[1]	Total
		US$M	US$M	US$M	US$M
Jansen project	Group and unallocated	2,300	–	–	2,300
Other	Various	101	7	–	108
Total impairment of non-current assets		2,401	7	–	2,408
Reversal of impairment		(2)	–	–	(2)
Net impairment of non-current assets		2,399	7	–	2,406

		2025
Cash generating unit	Segment	Property, plant and equipment	Goodwill and other intangibles	Equity- accounted investment[1]	Total
		US$M	US$M	US$M	US$M
Other	Various	196	2	63	261
Total impairment of non-current assets		196	2	63	261
Western Australia Nickel[2]	Group and unallocated	(90)	–	–	(90)
Reversal of impairment		(90)	–	–	(90)
Net impairment of non-current assets		106	2	63	171

1.
Impairment of equity accounted investment is recognised within ‘Profit/(loss) from equity accounted investments, related impairments and expenses’ in the Consolidated Income Statement.
2.
Reversal of impairment was recognised as exceptional. Refer to note 3 'Exceptional items' for further information.

Summary of Goodwill Allocated to Cash Generating Units	The carrying amount of goodwill has been allocated to the CGUs, or groups of CGUs, as follows:

Cash generating unit	2026	2025
	US$M	US$M
Copper SA	1,154	1,154
Other	187	187
Total goodwill	1,341	1,341